Property, Plant and Equipment - Aging of Capitalized Exploratory Well Costs (Detail) - Construction in progress [member] - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
One year or less	¥ 15,231	¥ 13,202
Over one year	7,612	8,219
Capitalized Exploratory Well Costs	¥ 22,843	¥ 21,421